Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows

	Year Ended December 31,
	2011	2010	2009
Per Share:
Ordinary income	$1.1472	$0.7774	$1.9865
Return of capital	1.4227	1.7408	0.4864
Long-term capital gains	0.1059	0.0190	-
1250 gains	0.1592	0.2028	0.2471
Totals	$2.8350	$2.7400	$2.7200